Cash and Cash Equivalents, Short-Term Bank Deposits and Restricted Bank Deposits	3 Months Ended
Mar. 31, 2020
Cash and cash equivalents [abstract]
Cash and Cash Equivalents, Short-Term Bank Deposits and Restricted Bank Deposits

NOTE 5 - CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND RESTRICTED BANK DEPOSITS

Cash and cash equivalents, short-term bank deposits and restricted bank deposits as of March 31, 2020 were $12.9 million, $18.2 million and $0.5 million. The short-term bank deposits as of March 31, 2020 were for terms of three to twelve months and carried interest at annual rates of 1.49%-2.15%.